Quarterly Holdings Report
for

Fidelity Advisor® Emerging Markets Fund

July 31, 2019

FAEM-QTLY-0919
1.804858.115

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value
Brazil - 7.0%
Atacadao Distribuicao Comercio e Industria Ltda	2,783,100	$17,071,907
BM&F BOVESPA SA	810,200	8,956,814
IRB Brasil Resseguros SA	526,300	13,101,131
Natura Cosmeticos SA	867,000	13,896,626
Suzano Papel e Celulose SA	1,010,700	8,122,465

TOTAL BRAZIL		61,148,943

Cayman Islands - 15.4%
Airtac International Group	1,198,000	12,218,105
JD.com, Inc. sponsored ADR (a)	418,500	12,517,335
Meituan Dianping Class B	1,042,600	8,430,659
PagSeguro Digital Ltd. (a)	188,400	8,191,632
Shenzhou International Group Holdings Ltd.	951,800	13,127,906
Tencent Holdings Ltd.	1,718,100	80,051,382

TOTAL CAYMAN ISLANDS		134,537,019

Chile - 2.0%
Banco de Chile	118,224,300	17,108,573
China - 14.2%
AVIC Jonhon OptronicTechnology Co. Ltd.	1,723,520	9,195,570
China Life Insurance Co. Ltd. (H Shares)	5,032,000	12,817,360
China Merchants Bank Co. Ltd. (H Shares)	5,294,500	26,228,434
China Petroleum & Chemical Corp. (H Shares)	19,548,000	12,550,029
Haier Smart Home Co. Ltd. (A Shares)	8,595,542	20,848,893
Industrial & Commercial Bank of China Ltd. (H Shares)	49,109,000	32,978,987
Shenzhen Inovance Technology Co. Ltd. (A Shares)	2,575,294	9,263,520

TOTAL CHINA		123,882,793

Hong Kong - 4.0%
China Resources Beer Holdings Co. Ltd.	4,732,000	22,171,591
CNOOC Ltd. sponsored ADR	75,900	12,548,547

TOTAL HONG KONG		34,720,138

India - 10.5%
Housing Development Finance Corp. Ltd.	787,898	24,191,642
Infosys Ltd. sponsored ADR	1,517,800	17,181,496
Larsen & Toubro Ltd.	808,500	16,218,241
Shree Cement Ltd.	21,231	6,198,178
Solar Industries India Ltd.	505,700	8,184,046
State Bank of India (a)	4,077,000	19,568,158

TOTAL INDIA		91,541,761

Indonesia - 1.9%
PT Bank Mandiri (Persero) Tbk	30,182,200	16,980,339
Israel - 2.1%
Elbit Systems Ltd.	18,685	2,982,126
Elbit Systems Ltd. (Israel)	93,215	14,993,189

TOTAL ISRAEL		17,975,315

Korea (South) - 9.4%
Samsung Electronics Co. Ltd.	1,756,421	66,247,885
Shinhan Financial Group Co. Ltd.	447,410	16,320,004

TOTAL KOREA (SOUTH)		82,567,889

Mexico - 1.8%
Grupo Financiero Banorte S.A.B. de CV Series O	3,139,800	15,807,340
Peru - 2.3%
Compania de Minas Buenaventura SA sponsored ADR	1,326,200	20,211,288
Philippines - 1.4%
Ayala Land, Inc.	12,568,900	12,240,614
Russia - 2.9%
Lukoil PJSC sponsored ADR	103,700	8,536,584
Sberbank of Russia sponsored ADR	1,120,100	16,745,495

TOTAL RUSSIA		25,282,079

South Africa - 5.3%
Impala Platinum Holdings Ltd. (a)	2,510,000	13,390,469
Mr Price Group Ltd.	604,900	7,425,296
Naspers Ltd. Class N	106,200	25,887,343

TOTAL SOUTH AFRICA		46,703,108

Taiwan - 7.3%
Sporton International, Inc.	1,017,000	6,760,734
Taiwan Semiconductor Manufacturing Co. Ltd.	4,827,000	39,644,861
Unified-President Enterprises Corp.	6,554,000	16,944,384

TOTAL TAIWAN		63,349,979

Thailand - 2.8%
Siam Cement PCL (For. Reg.)	1,753,500	24,638,753
Turkey - 1.7%
Tupras Turkiye Petrol Rafinerileri A/S	594,800	14,920,624
United States of America - 2.4%
MercadoLibre, Inc. (a)	34,300	21,314,706
TOTAL COMMON STOCKS
(Cost $762,788,330)		824,931,261

Nonconvertible Preferred Stocks - 1.8%
Brazil - 1.8%
Itau Unibanco Holding SA	883,880	8,064,434
Petroleo Brasileiro SA - Petrobras sponsored ADR	515,500	7,758,275
TOTAL BRAZIL
(Cost $11,993,562)		15,822,709

Money Market Funds - 4.2%
Fidelity Cash Central Fund 2.43% (b)
(Cost $36,415,115)	36,407,833	36,415,115
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $811,197,007)		877,169,085
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(3,441,849)
NET ASSETS - 100%		$873,727,236

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$404,935
Fidelity Securities Lending Cash Central Fund	374,695
Total	$779,630

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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